UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05570

Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 4.7% (3.1% of Total Investments)
$ 4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%, 12/01/16	6/12 at 100.00	A1	$ 4,094,955
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	1,507,424
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	4,187,600
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	6,281,400
	2006D, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa2	6,239,460
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,267,435
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	12,300,000
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International	6/15 at 100.00	BBB	2,917,513
	Paper Company, Series 2005A, 5.000%, 6/01/25
5,020	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Series 2002,	6/12 at 101.00	A	5,107,699
	5.250%, 6/01/18
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,132,580
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
43,695	Total Alabama			45,036,066
	Alaska – 1.4% (0.9% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA (4)	2,157,280
2,035	5.250%, 9/01/18 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA (4)	2,195,032
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	8,628,270
	Series 2006A, 5.000%, 6/01/32
14,535	Total Alaska			12,980,582
	Arizona – 2.1% (1.4% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB	515,290
660	5.250%, 12/01/25	12/15 at 100.00	BBB	676,718
9,720	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	No Opt. Call	A+	10,369,102
	2010A, 5.000%, 7/01/40
4,100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	4,076,466
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 – AMBAC Insured	6/12 at 100.00	AA–	4,185,425
19,110	Total Arizona			19,823,001
	Arkansas – 0.2% (0.1% of Total Investments)
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	2,082,480
	Series 2005B, 5.000%, 2/01/25
	California – 22.4% (14.9% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	BBB+	6,092,240
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A1	9,638,000
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	Aaa	4,098,640
	5/01/15 (Pre-refunded 5/01/12)
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	5,773,086
	Series 2005, 4.750%, 10/01/28 (UB)
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,564,140
	2006, 5.000%, 11/01/30
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
3,730	5.000%, 3/01/28	3/13 at 100.00	A	3,771,217
7,000	5.000%, 3/01/33	3/13 at 100.00	A	7,052,150
5,425	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A+	5,887,102
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AAA	8,966,514
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	8,807,646
	Series 2006, 5.000%, 4/01/37
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	4,704,070
	Series 2009B, 5.500%, 10/01/39
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,103,309
	5.000%, 11/15/42 (UB)
9,355	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A2	9,890,948
	1993E, 5.500%, 6/01/15
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,127,730
	2010A-1, 6.000%, 3/01/35
	California State, General Obligation Bonds, Series 2004:
1,160	5.125%, 2/01/25	2/14 at 100.00	A1	1,238,602
10,000	5.125%, 2/01/26	2/14 at 100.00	A1	10,612,500
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB	1,636,080
4,730	5.000%, 7/01/39	7/15 at 100.00	BBB	4,368,675
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,358,600
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
7,130	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	9,581,009
	Option Bond Trust 3175, 13.832%, 5/15/14 (IF)
3,130	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa3	3,482,250
905	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	AAA	1,011,500
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A	3,826,573
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+	2,576,590
	2006B, 0.000%, 8/01/26 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,200	5.000%, 6/01/33	6/17 at 100.00	B–	5,393,952
2,000	5.750%, 6/01/47	6/17 at 100.00	B–	1,512,140
3,000	5.125%, 6/01/47	6/17 at 100.00	B–	2,043,630
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,034,650
	11/01/24 – AGM Insured
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	16,716,300
	5.000%, 7/01/41
590	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	Aaa	709,469
15,810	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	21,284,213
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	5,663,550
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Series	7/12 at 100.00	A+	2,031,380
	2002, 5.000%, 7/15/27 – FGIC Insured
2,570	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	A1 (4)	2,757,841
	5.000%, 8/15/22 (Pre-refunded 8/15/13) – NPFG Insured
1,130	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	No Opt. Call	A+	1,193,043
	5.000%, 8/15/22 – NPFG Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa3	419,008
445	5.000%, 9/01/23	9/15 at 102.00	Baa3	458,519
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	A+	3,664,220
	NPFG Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	BBB	2,626,294
7,150	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	1,670,669
50,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	10,179,792
24,025	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	BBB	4,194,525
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.500%, 12/01/24	No Opt. Call	A	1,165,490
1,000	6.625%, 12/01/25	No Opt. Call	A	1,170,230
1,325	6.750%, 12/01/26	No Opt. Call	A	1,570,589
282,160	Total California			213,628,675
	Colorado – 1.8% (1.2% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+	2,749,250
	2004, 5.000%, 12/01/21 – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	A	735,236
	School, Series 2005, 5.125%, 9/15/20 – SYNCORA GTY Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	2,167,628
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,018,270
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A	825,472
	5.000%, 3/01/25
275	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2,	4/12 at 105.00	AA	282,959
	7.250%, 10/01/31 (Alternative Minimum Tax)
3,220	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,447,976
	(Alternative Minimum Tax)
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	BBB	5,898,055
	NPFG Insured
250	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity	7/20 at 100.00	Baa3	266,883
	Bonds, Series 2010, 6.000%, 1/15/41
31,360	Total Colorado			17,391,729
	Connecticut – 0.5% (0.3% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,367,570
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	A1	2,454,190
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – NPFG Insured
4,240	Total Connecticut			4,821,760
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA	1,091,330
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
	District of Columbia – 2.3% (1.6% of Total Investments)
3,960	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/12 at 100.00	AA+	3,966,653
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	Aa2	12,207,652
2,130	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,429,265
	Tender Option Bond Trust 1606, 11.636%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,803,367
	Tender Option Bond Trust 1730, 11.612%, 10/01/30 – AMBAC Insured (IF)
18,930	Total District of Columbia			22,406,937
	Florida – 7.1% (4.7% of Total Investments)
2,875	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series	4/16 at 100.00	A–	3,030,221
	2005, 5.000%, 4/01/24
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding	10/21 at 100.00	AA+	2,281,420
	Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	A+	8,523,920
	Series 2003A, 5.375%, 10/01/16 – NPFG Insured (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/12 at 100.00	N/R	5,042,790
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	No Opt. Call	AA	8,848,640
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A	20,238,023
	4.500%, 7/01/33 – AMBAC Insured
7,475	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	7,908,027
	5.000%, 10/01/41
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	7,203,053
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,941,348
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	2,530,396
	8/01/22 – AGM Insured
64,570	Total Florida			67,547,838
	Georgia – 1.6% (1.1% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	2,829,488
	Building, Series 2004, 5.250%, 5/01/24 – NPFG Insured
6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	1/14 at 100.00	Aa2	6,388,368
	5.250%, 1/01/20 – AGM Insured
5,010	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	5,991,810
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
13,660	Total Georgia			15,209,666
	Hawaii – 1.1% (0.8% of Total Investments)
5,000	Hawaii State, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 – NPFG Insured	9/13 at 100.00	AA	5,342,950
5,000	Hawaii State, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 (Pre-refunded 9/01/13) –	9/13 at 100.00	Aa2 (4)	5,391,550
	NPFG Insured
10,000	Total Hawaii			10,734,500
	Idaho – 0.3% (0.2% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,185	5.250%, 9/01/30	9/16 at 100.00	BB+	1,972,225
600	5.250%, 9/01/37	9/16 at 100.00	BB+	520,764
2,785	Total Idaho			2,492,989
	Illinois – 12.3% (8.2% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	AA–	7,968,107
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	7,552,600
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AA–	6,216,781
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	10,770,600
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AA–	6,526,300
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,246,728
	5.250%, 12/01/40
2,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	2,917,328
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	14,567,928
8,810	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois	8/12 at 100.00	Baa1	8,822,951
	Power Company, Series 1994A, 5.700%, 2/01/24 – NPFG Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22	5/14 at 100.00	A	1,093,670
3,000	5.250%, 11/15/23	5/14 at 100.00	A	3,111,750
985	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	884,491
2,880	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,508,762
1,225	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,243,681
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
10,230	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/12 at 100.00	BBB	10,235,013
	5.250%, 8/01/27 – AMBAC Insured
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	CCC	615,080
	Revenue Bonds, Series 2005B, 5.250%, 1/01/30
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	10,810,100
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
6,450	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	6,034,749
	Project, Series 1993A, 0.000%, 6/15/15 – FGIC Insured
3,590	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3 (4)	3,490,162
	Project, Series 1993A, 0.000%, 6/15/15 – FGIC Insured (ETM)
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	4,275,870
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	6/12 at 101.00	BBB+	3,034,440
	Hospital, Series 2001, 6.625%, 12/01/31
128,980	Total Illinois			117,927,091
	Indiana – 0.5% (0.3% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	Aaa	2,207,405
	5.000%, 8/01/22 – AGM Insured
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,662,325
	5.000%, 12/01/37
4,505	Total Indiana			4,869,730
	Iowa – 1.3% (0.8% of Total Investments)
2,520	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AA+ (4)	2,972,794
	Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	6/15 at 100.00	B+	7,546,800
2,000	5.625%, 6/01/46	6/15 at 100.00	B+	1,505,800
14,520	Total Iowa			12,025,394
	Kansas – 0.7% (0.5% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21 (UB)	3/14 at 100.00	AAA	6,496,140
	Kentucky – 2.0% (1.3% of Total Investments)
3,800	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	4,237,722
	Medical Health System, Series 2010A, 6.500%, 3/01/45
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	10,485,978
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,339,071
1,270	5.000%, 6/01/20 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,405,471
1,335	5.000%, 6/01/21 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,477,404
16,810	Total Kentucky			18,945,646
	Louisiana – 4.8% (3.2% of Total Investments)
2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	A+ (4)	3,037,809
	Bonds, Series 2002, 5.250%, 12/01/19 (Pre-refunded 12/01/12) – AMBAC Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
215	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	236,861
1,995	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	2,197,852
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,056,760
	Lady Health System, Series 2005A, 5.250%, 8/15/31
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	5,933,400
	Series 2007A, 5.500%, 5/15/47
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	4,960,953
	Series 2011, 6.750%, 5/15/41
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	1,325,544
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	2,441,210
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aa1	2,717,325
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
930	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	973,431
10,105	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	10,397,641
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
350	5.500%, 5/15/30	5/12 at 100.00	A1	355,110
8,785	5.875%, 5/15/39	5/12 at 100.00	A–	8,865,822
43,310	Total Louisiana			45,499,718
	Maryland – 1.2% (0.8% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	2,151,820
	9/01/27 – SYNCORA GTY Insured
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	512,069
	Center Issue, Series 2011, 6.000%, 7/01/25
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	No Opt. Call	BBB–	2,112,040
	Hospital, Series 2008, 5.750%, 1/01/33
3,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	BBB	3,545,043
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
2,995	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/12 at 100.00	Aaa	2,999,043
	Development Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
11,090	Total Maryland			11,320,015
	Massachusetts – 4.5% (3.0% of Total Investments)
2,025	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,126,372
	University Issue, Series 2009A, 5.750%, 7/01/39
2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/12 at 100.00	A–	2,827,543
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	763,273
	5.125%, 7/01/41
3,820	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	4,176,062
	1/01/24 (Pre-refunded 1/01/14) – FGIC Insured
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006,	8/16 at 100.00	AAA	13,627,120
	4.375%, 8/01/36 (UB)
5,960	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AA+	6,934,400
	8/01/25 – NPFG Insured
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	5,736,197
	8/01/46 – AGM Insured (UB) (5)
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue	7/21 at 100.00	A+	7,213,019
	Bonds, Senior Lien Series 2011, 5.000%, 7/01/41
40,565	Total Massachusetts			43,403,986
	Michigan – 3.5% (2.3% of Total Investments)
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 – SYNCORA GTY Insured	4/13 at 100.00	BB	3,005,545
1,275	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	BB	1,062,164
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	3,024,630
	6.000%, 7/01/35
2,750	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds Series 2011A,	7/21 at 100.00	AA–	3,198,690
	5.500%, 7/01/41
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	10,411,600
	5.000%, 10/15/23 – NPFG Insured
1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	No Opt. Call	Aa3	1,127,650
	2011-I-A, 5.375%, 10/15/41
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
725	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	870,986
3,275	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	3,443,171
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	850,901
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D,	12/12 at 100.00	A2	6,495,946
	5.500%, 12/01/19 – FGIC Insured (Alternative Minimum Tax)
32,830	Total Michigan			33,491,283
	Minnesota – 4.6% (3.1% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	14,315,847
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	2,203,780
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22
	(Pre-refunded 2/15/14)
	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	2/12 at 105.00	Aaa	1,051,410
2,000	6.200%, 2/20/43	2/12 at 105.00	Aaa	2,102,480
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,325,140
	Senior Lien Series 2010A, 5.000%, 1/01/35
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	5/12 at 100.00	A	90,141
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – NPFG Insured
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,631,775
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	1,572,007
	Series 2005, 6.000%, 11/15/25
14,625	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA–	17,670,510
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
39,410	Total Minnesota			43,963,090
	Mississippi – 0.8% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	7,253,675
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 0.6% (0.4% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	2,036,880
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	520,980
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	A	1,789,984
1,660	5.000%, 6/01/35	6/15 at 100.00	A	1,705,235
5,725	Total Missouri			6,053,079
	Nebraska – 0.3% (0.2% of Total Investments)
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AA+	2,765,632
	2, Series 2006A, 20.018%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 2.5% (1.7% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AA (4)	10,616,743
	(Pre-refunded 6/15/12) – NPFG Insured
8,800	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	9,889,792
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	3,227,229
	8.000%, 6/15/30
21,910	Total Nevada			23,733,764
	New Hampshire – 0.0% (0.0% of Total Investments)
340	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds,	7/12 at 100.00	Aa3	340,527
	Series 1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)
	New Jersey – 8.0% (5.3% of Total Investments)
10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District	7/12 at 100.00	AA–	10,172,229
	Project, Series 1999B, 5.625%, 1/01/26 – AGM Insured
275	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	B3	167,841
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24	9/15 at 100.00	A+	4,068,819
2,000	5.250%, 9/01/26	9/15 at 100.00	A+	2,228,640
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1	367,104
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	832,776
	University Hospital, Series 2007, 5.750%, 7/01/37
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,763,336
	2006A, 5.250%, 12/15/20
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,410	5.500%, 6/15/20 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	5,801,846
9,250	5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	9,919,978
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	A+	8,688,835
	5.500%, 6/15/31
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	4,339,973
7,585	6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	8,408,352
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,647,050
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	9,814,659
4,535	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	4,259,862
	Series 2007-1A, 4.500%, 6/01/23
70,685	Total New Jersey			76,481,300
	New Mexico – 0.7% (0.5% of Total Investments)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AA–	6,995,380
	1997, 6.000%, 2/01/27 – AGM Insured
	New York – 13.7% (9.1% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,000	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,126,660
5,000	0.000%, 7/15/44	No Opt. Call	BBB–	770,750
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2004A:
1,000	5.250%, 7/01/22	7/14 at 100.00	Aa3	1,068,450
500	5.250%, 7/01/24	7/14 at 100.00	Aa3	531,375
1,025	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/14 at 100.00	AA+ (4)	1,145,366
	2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	2,163,438
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,990,465
	Purpose Series 2011C, 5.000%, 3/15/41
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,606,771
	2005F, 5.000%, 3/15/24 – AMBAC Insured
6,915	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	6,860,579
	2/15/47 – NPFG Insured
6,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	6,599,760
	2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,000	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	7,775,040
5,000	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	5,520,550
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	5,127,100
	5/01/33 – NPFG Insured
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	4,126,278
	5.000%, 11/15/30 – AMBAC Insured
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	6,115,356
	5.000%, 11/15/30
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	820,710
	5.000%, 11/15/41
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	3,088,470
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa1	2,395,700
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa1	2,243,561
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa1	2,643,027
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa1	1,469,969
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,580,000
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
7,175	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	AA	7,710,829
	(WI/DD, Settling 2/09/12)
5,325	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	N/R (4)	5,770,703
	(Pre-refunded 10/15/13) (WI/DD, Settling 2/09/12)
95	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AA	100,899
4,905	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AA+ (4)	5,249,037
	(Pre-refunded 6/01/13)
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	8,801,372
6,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	6,651,900
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
5,000	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA+	5,281,000
1,630	17.308%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,996,424
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/12 at 100.00	Baa1	633,568
	6.500%, 6/01/35
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,924,086
	2004A-1, 5.000%, 3/15/26 – FGIC Insured
4,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	Aa2	5,110,240
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – SYNCORA GTY Insured
1,325	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	1,433,319
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
124,950	Total New York			130,432,752
	North Carolina – 1.6% (1.0% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,
	Series 2003G:
5,785	5.250%, 6/01/22 (UB)	6/13 at 100.00	AA+	6,121,051
3,475	5.250%, 6/01/23 (UB)	6/13 at 100.00	AA+	3,679,261
2,850	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,234,294
	Bonds, Series 2008, Trust 1149, 15.087%, 7/15/32 (IF) (5)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,116,896
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	821,270
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
14,160	Total North Carolina			14,972,772
	Ohio – 1.4% (1.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
250	5.125%, 6/01/24	6/17 at 100.00	B–	197,183
2,850	5.875%, 6/01/30	6/17 at 100.00	B–	2,216,645
2,745	5.750%, 6/01/34	6/17 at 100.00	B–	2,044,009
6,285	5.875%, 6/01/47	6/17 at 100.00	B–	4,670,635
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/20 at 100.00	A	1,126,380
	Series 2011A, 5.375%, 12/01/30
495	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	Aa1	523,413
2,225	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	N/R (4)	2,372,206
	(Pre-refunded 6/01/13)
665	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/12 at 100.00	A–	670,453
	Obligated Group, Series 2000A, 6.125%, 11/15/16
16,515	Total Ohio			13,820,924
	Oklahoma – 2.5% (1.7% of Total Investments)
1,050	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%,	9/16 at 100.00	BB+	988,208
	9/01/36
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,912,055
	7/01/24 – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,840	5.000%, 2/15/37	No Opt. Call	A	7,141,302
1,335	5.000%, 2/15/42	No Opt. Call	A	1,387,639
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	10,504,237
	System, Series 2006, 5.000%, 12/15/36 (UB)
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	155,156
	System, Series 2008, Trust 3500, 8.464%, 6/15/30 (IF)
22,903	Total Oklahoma			24,088,597
	Oregon – 0.4% (0.3% of Total Investments)
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA	1,143,146
	5.000%, 5/01/24 – AGM Insured
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,815,625
	5.000%, 11/15/21 (Pre-refunded 11/15/14)
3,560	Total Oregon			3,958,771
	Pennsylvania – 5.5% (3.7% of Total Investments)
4,530	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	4,968,776
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	872,171
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall
	College, Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	AA–	1,405,915
1,960	5.250%, 4/15/17	4/13 at 100.00	AA–	2,051,591
1,670	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,827,164
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, St. Joseph’s University,	11/20 at 100.00	A–	930,004
	Series 2010A, 5.000%, 11/01/40
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	Aa1	1,112,210
5,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	Aa3	4,624,358
	Bonds, Series 2010A-2, 0.000%, 12/01/34
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,863,271
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – AGM Insured	9/14 at 100.00	AA–	4,773,138
4,735	5.000%, 9/01/22 – AGM Insured	9/14 at 100.00	AA–	4,978,000
7,570	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue	4/12 at 100.00	N/R	7,475,526
	Bonds, Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)
14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	14,935,480
	District, Series 2003, 5.250%, 6/01/24 (Pre-refunded 6/01/13) – AGM Insured
51,035	Total Pennsylvania			52,817,604
	Puerto Rico – 0.3% (0.2% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	Aa2	2,650,250
	5.250%, 8/01/57
	Rhode Island – 0.5% (0.3% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
1,020	6.125%, 6/01/32	6/12 at 100.00	BBB	1,020,867
3,800	6.250%, 6/01/42	6/12 at 100.00	Ba1	3,800,000
4,820	Total Rhode Island			4,820,867
	South Carolina – 4.5% (3.0% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	9,490,803
	GROWTH, Series 2004, 5.250%, 12/01/24
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
5,090	5.250%, 12/01/18 (UB)	12/13 at 100.00	AA	5,463,759
3,595	5.250%, 12/01/20 (UB)	12/13 at 100.00	AA	3,824,469
1,865	5.250%, 12/01/21 (UB)	12/13 at 100.00	AA	1,978,467
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19 (Pre-refunded 5/01/14)	5/14 at 100.00	AA– (4)	2,031,690
2,400	5.500%, 5/01/24 (Pre-refunded 5/01/14)	5/14 at 100.00	AA– (4)	2,674,560
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement
	Revenue Bonds, Palmetto Health Alliance, Series 2003C:
13,345	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	14,514,689
1,655	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,804,000
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	1,021,239
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
39,240	Total South Carolina			42,803,676
	Tennessee – 1.5% (1.0% of Total Investments)
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,556,928
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.69	A–	1,439,112
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA	5,598,350
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	418,762
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,300	5.500%, 11/01/37 (6), (7)	11/17 at 100.00	N/R	96,083
3,000	5.500%, 11/01/46 (6), (7)	11/17 at 100.00	N/R	221,730
390	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%,	7/13 at 100.00	AA+	394,754
	7/01/34 (Alternative Minimum Tax)
22,600	Total Tennessee			14,725,719
	Texas – 14.6% (9.7% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	N/R	1,302,850
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	9,220,562
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	CC	387,473
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa2	2,705,625
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
3,380	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	3,627,991
	6.250%, 1/01/46
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	2,753,825
	5.000%, 1/01/36
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	3,752,035
	5.000%, 11/01/42
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	5/12 at 100.00	BBB	3,506,880
	2001B, 5.250%, 11/15/40 – NPFG Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A,	5/14 at 100.00	AA	5,455,150
	5.250%, 5/15/25 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	4,481,120
	5.000%, 11/15/40
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,729,231
	2007A, 4.750%, 8/01/43 (UB)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	No Opt. Call	BBB–	2,104,080
2,800	5.125%, 8/15/26	No Opt. Call	BBB–	2,868,376
4,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	4,069,840
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A (4)	1,602,374
	Corporation, Series 2003C, 5.250%, 5/15/23 (Pre-refunded 5/15/13) – AMBAC Insured
	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003:
245	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	A1 (4)	260,805
125	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	A1 (4)	132,378
20	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	A1 (4)	21,269
3,010	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	A1	3,152,885
	5.250%, 5/15/24 – AMBAC Insured
5,650	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	6,112,057
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011:
2,070	0.000%, 9/01/43	9/31 at 100.00	AA	1,362,805
8,470	0.000%, 9/01/45	9/31 at 100.00	AA	6,157,605
11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender	2/17 at 100.00	AAA	12,301,520
	Option Bond Trust 1124, 7.485%, 8/15/26 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	300,400
	2001C, 5.200%, 5/01/28
12,130	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	12,636,306
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
7,255	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	6/12 at 104.00	Aaa	7,560,653
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32
5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	5,250,200
	1999, 5.250%, 3/01/17 – AGM Insured
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.913%, 4/01/28 (IF)	4/17 at 100.00	AAA	4,796,776
25,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	BBB+	14,725,750
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,200	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Aaa	2,514,402
	2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15)
152,310	Total Texas			139,853,223
	Virginia – 1.1% (0.7% of Total Investments)
5,000	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,	10/20 at 100.00	AA–	5,491,550
	Series 2010A, 5.000%, 10/01/39
4,585	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	4,674,270
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)
9,585	Total Virginia			10,165,820
	Washington – 3.0% (2.0% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station,	7/12 at 100.00	Aa1	2,554,775
	Series 2002A, 5.750%, 7/01/17 – NPFG Insured
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	6/14 at 100.00	A1	3,411,688
	5.375%, 12/01/20 – NPFG Insured
3,955	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	Baa2	4,053,361
	Center, Series 2010, 5.500%, 12/01/39
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
1,705	6.500%, 6/01/26	6/13 at 100.00	A3	1,780,395
2,715	6.625%, 6/01/32	6/13 at 100.00	Baa1	2,824,958
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	4,523,299
	6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	9,420,788
31,530	Total Washington			28,569,264
	Wisconsin – 3.7% (2.4% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
665	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	678,134
300	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	306,174
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools,
	Series 2003A:
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	Aa3 (4)	1,071,340
750	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	Aa3 (4)	803,505
1,415	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	1,558,113
	Series 2009, 5.875%, 2/15/39
9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	9,259,110
	Series 2003, 6.400%, 4/15/33
1,635	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	4/12 at 100.00	BBB	1,639,987
	Series 2001, 6.125%, 10/01/16
790	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	795,498
	Healthcare, Series 2006, 5.000%, 5/01/32
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,550,019
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22 (Pre-refunded 9/01/13)
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	5,024,970
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,010,760
	Healthcare System, Series 2006, 5.250%, 8/15/34
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	2,020,360
	Services Inc., Series 2003A, 5.250%, 8/15/25
	Wisconsin State, General Obligation Bonds, Series 2004-3:
175	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	AA	192,350
130	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA	142,607
	Wisconsin State, General Obligation Bonds, Series 2004-3:
1,545	5.250%, 5/01/19 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,706,108
1,135	5.250%, 5/01/21 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,253,353
33,560	Total Wisconsin			35,012,388
	Wyoming – 0.4% (0.2% of Total Investments)
3,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	3,441,509
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,491,473	Total Long-Term Investments (cost $1,335,551,057) – 148.6%			1,418,947,139
	Short-Term Investments – 1.8% (1.2% of Total Investments)
	Illinois – 0.6% (0.4% of Total Investments)
5,585	Central Lake County Joint Action Water Agency, Illinois, Water Revenue Bonds, Tender Option	No Opt. Call	N/R	5,585,000
	Bond Trust B18, Variable Rate Demand Obligations, 0.100%, 5/01/20 – AMBAC Insured (8)
	Pennsylvania – 0.5% (0.3% of Total Investments)
4,970	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	N/R	4,970,000
	Tender Option Bond Trust 2028, Variable Rate Demand Obligations, 0.110%, 8/01/28 – AMBAC
	Insured (8)
	Texas – 0.7% (0.5% of Total Investments)
7,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Tender Option	No Opt. Call	F-1+	7,000,000
	Bond Trust 2043, Variable Rate Demand Obligations, 0.070%, 4/01/29 (8)
$ 17,555	Total Short-Term Investments (cost $17,555,000)			17,555,000
	Total Investments (cost $1,353,106,057) – 150.4%			1,436,502,139
	Floating Rate Obligations – (10.5)%			(100,039,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (42.1)% (9)			(402,400,000)
	Other Assets Less Liabilities – 2.2%			21,047,543
	Net Assets Applicable to Common Shares – 100%			$ 955,110,682

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,418,629,326	$317,813	$1,418,947,139
Short-Term Investments	—	17,555,000	—	17,555,000
Total	$—	$1,436,184,326	$317,813	$1,436,502,139

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$318,630
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(817)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$317,813

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $1,255,760,114.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$113,989,250
Depreciation	(33,372,059)
Net unrealized appreciation (depreciation) of investments	$80,617,191

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012